Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Professionally Managed Portfolios
Entity Central Index Key	0000811030
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Bridges Investment Fund
Shareholder Report [Line Items]
Fund Name	Bridges Investment Fund
Class Name	Bridges Investment Fund
Trading Symbol	BRGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Bridges Investment Fund for the period of January 1, 2024, to June 30, 2024
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bridgesfund.com/resources/. You can also request this information by contacting us at 1-866-934-4700.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-934-4700
Additional Information Website	www.bridgesfund.com/resources/
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bridges Investment Fund	$38	0.70%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.70%
Updated Performance Information Location [Text Block]	Visit www.bridgesfund.com/resources/ for more recent performance information.
Net Assets	$ 238,783,870
Holdings Count | $ / shares	40
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$238,783,870
Number of Holdings	40

Portfolio Turnover	3%

Holdings [Text Block]

Top 10 Issuers	(%)
Alphabet, Inc.	10.7%
Microsoft Corp.	9.7%
NVIDIA Corp.	9.1%
Amazon.com, Inc.	8.1%
Apple, Inc.	6.9%
Mastercard, Inc.	4.1%
Palo Alto Networks, Inc.	3.8%
Meta Platforms, Inc.	3.6%
Visa, Inc.	3.5%
Old Dominion Freight Line, Inc.	3.0%

Top Sectors	(%)
Manufacturing	25.1%
Finance and Insurance	17.1%
Information	15.9%
Professional, Scientific, and Technical Services	13.3%
Retail Trade	12.3%
Administrative and Support and Waste Management and Remediation Services	7.6%
Transportation and Warehousing	4.5%
Wholesale Trade	1.2%
Real Estate and Rental and Leasing	0.9%

Industry	(%)
Computer and Electronic Product Manufacturing	21.2%
Professional, Scientific, and Technical Services	13.3%
Publishing Industries	12.3%
Insurance Carriers and Related Activities	8.1%
Nonstore Retailers	8.1%
Administrative and Support Services	7.6%
Securities, Commodity Contracts, and Other Financial Investments and Related Activities	5.4%
Web Search Portals, Libraries, Archives, and Other Information Services	3.6%
Truck Transportation	3.0%

Updated Prospectus Web Address	www.bridgesfund.com/resources/